Expense Example {- Fidelity Intermediate Municipal Income Fund} - 12.31 Fidelity Intermediate Municipal Income Fund Retail PRO-09 - Fidelity Intermediate Municipal Income Fund - Fidelity Intermediate Municipal Income Fund
Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 35
3 years	109
5 years	191
10 years	$ 431